SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION RELATED TO OPERATING LEASES (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Leases
Right-of-use assets, net	$ 474,296	$ 3,690,451	$ 6,156,518
Current lease liabilities	439,974	3,423,397	3,415,438
Non-current lease liabilities	71,367	555,297	3,232,622
Total lease liabilities	$ 511,341	$ 3,978,694	$ 6,648,060